Income Taxes - Schedule of Income Tax Benefit Differs From the Federal Statutory Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent [Abstract]
Statutory rate	34.00%	34.00%
State taxes, net of federal benefit	5.40%	5.70%
Foreign rate differential	(0.80%)	(0.90%)
Valuation allowance	(35.10%)	(36.90%)
Other	(3.20%)	(1.80%)
Effective rate	0.30%	0.10%